Label	Element	Value
Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock	VALIC COMPANY I Dynamic Allocation Fund (the “Fund”) Supplement to the Prospectus dated October 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Dynamic Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in the Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the first footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Dated: May 12, 2014